PREPAIDS AND DEPOSITS (Tables)	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF PREPAID EXPENSES AND DEPOSITS
As at	March 31, 2026	December 31, 2025
Insurance	$315,281	$526,555
Prepaid other	487,956	214,493
Deposits	2,553,219	4,016,052
	$3,356,456	$4,757,100